Note 13 - Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Earnings per share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Nine-month periods ended September 30,
	2012	2013
Numerator
Net income	21,199,409	15,685,097
Less: Undistributed earnings allocated to non-vested shares	-	(43,315)
Net income attributable to common shareholders, basic	21,199,409	15,641,782

Denominator
Weighted average number of shares outstanding, basic and diluted	20,552,568	26,997,623

Earnings per share, basic and diluted	1.03	0.58